Loss Per Share - Schedule of Basic and Diluted Loss Per Share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings per share [line items]
Net loss available to common shareholders of the parent	$ (31,852,853)	$ (10,269,908)	$ (6,748,574)
Issued ordinary shares at January 1	80,865,751	78,079,203	78,079,203
Effect of shares issued	1,452,652	2,399,715
Effect of shares of capital collected in advance		13,717	906,020
Effect of shares canceled		(240,437)
Effect of shares converted from SAFE agreements		163,238
Effect of treasury share	(43)
Weighted average number of ordinary shares outstanding used in the computation of basic loss per share	82,318,360	80,415,436	78,985,223
Basic loss per share	$ (0.39)	$ (0.13)	$ (0.09)
Diluted loss per share	$ (0.39)	$ (0.13)	$ (0.09)